Balance Sheet (Unaudited) (Parenthetical) - $ / shares	Oct. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Jan. 31, 2025
Common Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001
Common Stock, Shares Authorized	500,000,000			500,000,000
Common Stock, Shares, Issued	3,373,750			3,075,000
Common Stock, Shares, Outstanding	3,373,750			3,075,000
March G L [Member]
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Common Stock, Shares Authorized		5,000,000	5,000,000
Common Stock, Shares, Issued		96,300	45,600
Common Stock, Shares, Outstanding		96,300	45,600